UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	4-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio

April 30, 2011

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —42.2%
NT Equity Growth Fund Institutional Class	8,896,251	$ 93,232,714
NT Growth Fund Institutional Class	4,194,916	53,988,572
NT Large Company Value Fund Institutional Class	8,773,067	79,747,177
NT Mid Cap Value Fund Institutional Class	2,945,594	32,283,710
NT Small Company Fund Institutional Class	1,538,247	14,597,960
NT Vista Fund Institutional Class(2)	2,057,169	23,369,443
Real Estate Fund Institutional Class	420,955	8,730,605
		305,950,181
DOMESTIC FIXED INCOME FUNDS —36.6%
High-Yield Fund Institutional Class	4,183,667	26,231,591
Inflation-Adjusted Bond Fund Institutional Class	4,321,949	53,246,411
NT Diversified Bond Fund Institutional Class	17,392,144	185,748,104
		265,226,106
MONEY MARKET FUNDS —8.0%
Premium Money Market Fund Investor Class	57,826,827	57,826,827
INTERNATIONAL EQUITY FUNDS —6.9%
NT Emerging Markets Fund Institutional Class(2)	625,393	7,254,561
NT International Growth Fund Institutional Class	3,962,118	42,592,770
		49,847,331
INTERNATIONAL FIXED INCOME FUNDS —6.3%
International Bond Fund Institutional Class	3,097,591	45,751,417
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $617,219,667)		724,601,862
OTHER ASSETS AND LIABILITIES(3)		13,144
TOTAL NET ASSETS — 100.0%		$724,615,006

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•    Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•    Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•    Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$636,498,276
Gross tax appreciation of investments	$ 88,103,586
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 88,103,586

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	7,922,047	$10,283,174	$1,237,723	$(54,353)	$846,001	8,896,251	$93,232,714
NT Growth Fund Institutional Class	4,035,942	4,374,381	2,207,676	285,578	298,755	4,194,916	53,988,572
NT Large Company Value Fund Institutional Class	7,844,148	8,320,502	804,295	(164,331)	809,335	8,773,067	79,747,177
NT Mid Cap Value Fund Institutional Class	2,651,591	4,412,085	1,427,153	27,116	1,785,170	2,945,594	32,283,710
NT Small Company Fund Institutional Class	1,503,665	637,635	395,973	(61,138)	57,846	1,538,247	14,597,960
NT Vista Fund Institutional Class(2)	2,232,357	1,402,281	2,981,434	100,518	–	2,057,169	23,369,443
Real Estate Fund Institutional Class	419,636	375,833	291,903	41,236	66,696	420,955	8,730,605
High-Yield Fund Institutional Class	3,197,121	6,038,924	–	–	1,283,930	4,183,667	26,231,591
Inflation-Adjusted Bond Fund Institutional Class	3,137,017	14,106,119	48,780	(813)	685,007	4,321,949	53,246,411
NT Diversified Bond Fund Institutional Class	12,149,820	59,137,174	3,122,522	(67,730)	5,285,928	17,392,144	185,748,104
Premium Money Market Fund Investor Class	37,572,863	20,253,964	–	–	3,580	57,826,827	57,826,827
NT Emerging Markets Fund Institutional Class(2)	589,212	674,385	247,020	33,059	–	625,393	7,254,561
NT International Growth Fund Institutional Class	3,526,193	5,543,218	1,470,151	(46,682)	345,942	3,962,118	42,592,770
International Bond Fund Institutional Class	2,194,532	13,081,409	502,539	(17,061)	1,703,476	3,097,591	45,751,417
		$148,641,084	$14,737,169	$75,399	$13,171,666		$724,601,862

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio

April 30, 2011

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —45.7%
NT Equity Growth Fund Institutional Class	5,012,950	$ 52,535,716
NT Growth Fund Institutional Class	2,902,221	37,351,579
NT Large Company Value Fund Institutional Class	5,230,758	47,547,586
NT Mid Cap Value Fund Institutional Class	2,022,076	22,161,950
NT Small Company Fund Institutional Class	988,217	9,378,182
NT Vista Fund Institutional Class(2)	1,569,874	17,833,772
Real Estate Fund Institutional Class	298,974	6,200,723
		193,009,508
DOMESTIC FIXED INCOME FUNDS —34.9%
High-Yield Fund Institutional Class	2,308,968	14,477,229
Inflation-Adjusted Bond Fund Institutional Class	2,372,985	29,235,171
NT Diversified Bond Fund Institutional Class	9,711,730	103,721,280
		147,433,680
INTERNATIONAL EQUITY FUNDS —8.7%
NT Emerging Markets Fund Institutional Class(2)	728,763	8,453,646
NT International Growth Fund Institutional Class	2,627,705	28,247,830
		36,701,476
MONEY MARKET FUNDS —5.5%
Premium Money Market Fund Investor Class	23,179,014	23,179,014
INTERNATIONAL FIXED INCOME FUNDS —5.2%
International Bond Fund Institutional Class	1,507,532	22,266,250
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $355,897,519)		422,589,928
OTHER ASSETS AND LIABILITIES(3)		(9,127)
TOTAL NET ASSETS — 100.0%		$422,580,801

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$358,432,143
Gross tax appreciation of investments	$ 64,157,785
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 64,157,785

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,878,540	$11,583,213	$992,034	$(539)	$447,012	5,012,950	$52,535,716
NT Growth Fund Institutional Class	2,314,648	8,010,288	1,274,306	31,127	193,889	2,902,221	37,351,579
NT Large Company Value Fund Institutional Class	4,017,766	10,756,459	768,787	(11,831)	449,724	5,230,758	47,547,586
NT Mid Cap Value Fund Institutional Class	1,539,491	5,911,341	1,021,615	26,468	1,124,335	2,022,076	22,161,950
NT Small Company Fund Institutional Class	845,512	1,346,812	182,405	5,597	34,988	988,217	9,378,182
NT Vista Fund Institutional Class(2)	1,458,784	3,291,242	1,850,184	330,755	–	1,569,874	17,833,772
Real Estate Fund Institutional Class	251,633	1,100,063	217,820	3,335	41,739	298,974	6,200,723
High-Yield Fund Institutional Class	1,539,353	4,786,435	76,047	75	669,978	2,308,968	14,477,229
Inflation-Adjusted Bond Fund Institutional Class	1,579,190	9,504,999	53,127	(295)	355,081	2,372,985	29,235,171
NT Diversified Bond Fund Institutional Class	6,041,522	41,715,786	2,484,753	(41,072)	2,774,174	9,711,730	103,721,280
NT Emerging Markets Fund Institutional Class(2)	670,909	1,415,911	694,461	128,569	–	728,763	8,453,646
NT International Growth Fund Institutional Class	2,143,671	5,889,340	1,284,788	31,547	210,296	2,627,705	28,247,830
Premium Money Market Fund Investor Class	13,181,772	10,019,344	22,102	–	1,344	23,179,014	23,179,014
International Bond Fund Institutional Class	925,247	8,648,494	501,074	(40,578)	768,635	1,507,532	22,266,250
		$123,979,727	$11,423,503	$463,158	$7,071,195		$422,589,928

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-Income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio

April 30, 2011

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —49.1%
NT Equity Growth Fund Institutional Class	11,736,404	$ 122,997,520
NT Growth Fund Institutional Class	7,828,290	100,750,093
NT Large Company Value Fund Institutional Class	12,869,836	116,986,806
NT Mid Cap Value Fund Institutional Class	4,979,562	54,576,000
NT Small Company Fund Institutional Class	3,108,748	29,502,017
NT Vista Fund Institutional Class(2)	4,165,566	47,320,825
Real Estate Fund Institutional Class	825,557	17,122,063
		489,255,324
DOMESTIC FIXED INCOME FUNDS —32.2%
High-Yield Fund Institutional Class	5,056,471	31,704,072
Inflation-Adjusted Bond Fund Institutional Class	5,218,114	64,287,159
NT Diversified Bond Fund Institutional Class	21,044,110	224,751,100
		320,742,331
INTERNATIONAL EQUITY FUNDS —10.7%
NT Emerging Markets Fund Institutional Class(2)	2,332,782	27,060,274
NT International Growth Fund Institutional Class	7,398,885	79,538,012
		106,598,286
MONEY MARKET FUNDS —4.9%
Premium Money Market Fund Investor Class	48,859,407	48,859,407
INTERNATIONAL FIXED INCOME FUNDS —3.1%
International Bond Fund Institutional Class	2,108,216	31,138,348
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $832,234,454)		996,593,696
OTHER ASSETS AND LIABILITIES(3)		47,887
TOTAL NET ASSETS — 100.0%		$996,641,583

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$858,030,359
Gross tax appreciation of investments	$138,563,337
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$138,563,337

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	10,213,367	$15,601,759	$1,603,599	$(221,403)	$1,098,862	11,736,404	$122,997,520
NT Growth Fund Institutional Class	7,160,830	10,770,212	2,792,659	341,113	550,851	7,828,290	100,750,093
NT Large Company Value Fund Institutional Class	10,764,674	18,043,775	886,046	(168,461)	1,148,587	12,869,836	116,986,806
NT Mid Cap Value Fund Institutional Class	3,836,306	11,752,470	144,386	157	2,884,773	4,979,562	54,576,000
NT Small Company Fund Institutional Class	3,111,305	2,304,119	2,882,578	(442,293)	119,528	3,108,748	29,502,017
NT Vista Fund Institutional Class(2)	4,127,302	4,516,537	4,103,280	(63,435)	–	4,165,566	47,320,825
Real Estate Fund Institutional Class	735,902	1,913,413	284,292	(1,003)	122,813	825,557	17,122,063
High-Yield Fund Institutional Class	3,602,657	8,901,048	–	–	1,499,683	5,056,471	31,704,072
Inflation-Adjusted Bond Fund Institutional Class	3,661,210	18,548,474	–	–	816,042	5,218,114	64,287,159
NT Diversified Bond Fund Institutional Class	14,013,841	78,015,557	2,828,665	(47,451)	6,218,595	21,044,110	224,751,100
NT Emerging Markets Fund Institutional Class(2)	2,075,983	3,395,331	683,578	31,247	–	2,332,782	27,060,274
NT International Growth Fund Institutional Class	6,602,053	11,205,611	3,880,413	(186,977)	638,107	7,398,885	79,538,012
Premium Money Market Fund Investor Class	33,884,443	14,981,528	6,564	–	3,073	48,859,407	48,859,407
International Bond Fund Institutional Class	1,205,948	12,801,760	208,732	(17,789)	1,049,831	2,108,216	31,138,348
		$212,751,594	$20,304,792	$(776,295)	$16,150,745		$996,593,696

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio

April 30, 2011

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —53.3%
NT Equity Growth Fund Institutional Class	4,313,648	$ 45,207,028
NT Growth Fund Institutional Class	3,387,566	43,597,976
NT Large Company Value Fund Institutional Class	4,865,882	44,230,864
NT Mid Cap Value Fund Institutional Class	1,716,412	18,811,871
NT Small Company Fund Institutional Class	1,513,452	14,362,657
NT Vista Fund Institutional Class(2)	1,645,288	18,690,477
Real Estate Fund Institutional Class	343,442	7,122,993
		192,023,866
DOMESTIC FIXED INCOME FUNDS —28.6%
High-Yield Fund Institutional Class	1,633,110	10,239,597
Inflation-Adjusted Bond Fund Institutional Class	1,670,084	20,575,435
NT Diversified Bond Fund Institutional Class	6,761,877	72,216,844
		103,031,876
INTERNATIONAL EQUITY FUNDS —12.6%
NT Emerging Markets Fund Institutional Class(2)	987,309	11,452,787
NT International Growth Fund Institutional Class	3,150,527	33,868,165
		45,320,952
MONEY MARKET FUNDS —4.9%
Premium Money Market Fund Investor Class	17,668,321	17,668,321
INTERNATIONAL FIXED INCOME FUNDS —0.6%
International Bond Fund Institutional Class	150,680	2,225,549
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $295,735,814)		360,270,564
OTHER ASSETS AND LIABILITIES(3)		3,889
TOTAL NET ASSETS — 100.0%		$360,274,453

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$297,719,959
Gross tax appreciation of investments	$ 62,550,605
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 62,550,605

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,234,860	$10,704,550	$578,594	$838	$377,323	4,313,648	$45,207,028
NT Growth Fund Institutional Class	2,696,847	9,731,692	1,726,418	30,209	218,872	3,387,566	43,597,976
NT Large Company Value Fund Institutional Class	3,655,988	10,819,689	772,416	(20,629)	408,199	4,865,882	44,230,864
NT Mid Cap Value Fund Institutional Class	1,205,850	5,495,429	313,780	(269)	921,960	1,716,412	18,811,871
NT Small Company Fund Institutional Class	1,297,113	2,792,713	929,111	98,486	52,338	1,513,452	14,362,657
NT Vista Fund Institutional Class(2)	1,380,375	3,652,518	905,529	65,169	–	1,645,288	18,690,477
Real Estate Fund Institutional Class	272,490	1,521,939	221,058	(2,015)	46,651	343,442	7,122,993
High-Yield Fund Institutional Class	1,028,129	3,709,100	1,582	(13)	456,576	1,633,110	10,239,597
Inflation-Adjusted Bond Fund Institutional Class	1,041,190	7,627,388	124,695	(2,104)	246,869	1,670,084	20,575,435
NT Diversified Bond Fund Institutional Class	3,980,220	31,775,857	2,059,009	(43,332)	1,882,716	6,761,877	72,216,844
NT Emerging Markets Fund Institutional Class(2)	791,082	2,385,108	322,479	19,745	–	987,309	11,452,787
NT International Growth Fund Institutional Class	2,451,952	7,678,286	998,493	2,058	249,705	3,150,527	33,868,165
Premium Money Market Fund Investor Class	10,887,100	6,946,793	165,572	–	1,051	17,668,321	17,668,321
International Bond Fund Institutional Class	–	2,115,932	15,775	(304)	42,323	150,680	2,225,549
		$106,956,994	$9,134,511	$147,839	$4,904,583		$360,270,564

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio

April 30, 2011

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —57.8%
NT Equity Growth Fund Institutional Class	8,321,029	$ 87,204,389
NT Growth Fund Institutional Class	6,736,053	86,692,998
NT Large Company Value Fund Institutional Class	9,602,192	87,283,927
NT Mid Cap Value Fund Institutional Class	3,597,970	39,433,750
NT Small Company Fund Institutional Class	2,888,562	27,412,448
NT Vista Fund Institutional Class(2)	3,489,858	39,644,788
Real Estate Fund Institutional Class	708,485	14,693,978
		382,366,278
DOMESTIC FIXED INCOME FUNDS —24.9%
High-Yield Fund Institutional Class	2,539,260	15,921,163
Inflation-Adjusted Bond Fund Institutional Class	2,669,855	32,892,612
NT Diversified Bond Fund Institutional Class	10,839,328	115,764,025
		164,577,800
INTERNATIONAL EQUITY FUNDS —14.2%
NT Emerging Markets Fund Institutional Class(2)	2,431,109	28,200,863
NT International Growth Fund Institutional Class	6,105,729	65,636,588
		93,837,451
MONEY MARKET FUNDS —3.1%
Premium Money Market Fund Investor Class	20,250,454	20,250,454
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $544,864,539)		661,031,983
OTHER ASSETS AND LIABILITIES(3)		54,660
TOTAL NET ASSETS — 100.0%		$661,086,643

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$561,213,273
Gross tax appreciation of investments	$ 99,818,710
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 99,818,710

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	6,994,654	$14,026,532	$1,848,286	$(269,906)	$762,930	8,321,029	$87,204,389
NT Growth Fund Institutional Class	5,836,944	12,751,726	2,224,921	73,541	458,412	6,736,053	86,692,998
NT Large Company Value Fund Institutional Class	7,842,222	16,297,789	2,239,043	(547,087)	839,302	9,602,192	87,283,927
NT Mid Cap Value Fund Institutional Class	2,889,508	8,747,973	1,536,199	17,467	2,055,272	3,597,970	39,433,750
NT Small Company Fund Institutional Class	2,511,719	3,543,734	600,020	(112,657)	103,752	2,888,562	27,412,448
NT Vista Fund Institutional Class(2)	3,266,102	5,317,373	3,166,006	(187,246)	–	3,489,858	39,644,788
Real Estate Fund Institutional Class	596,089	2,300,398	315,529	(48,110)	102,145	708,485	14,693,978
High-Yield Fund Institutional Class	1,757,667	4,794,562	–	–	735,988	2,539,260	15,921,163
Inflation-Adjusted Bond Fund Institutional Class	1,785,605	10,556,376	–	–	411,503	2,669,855	32,892,612
NT Diversified Bond Fund Institutional Class	6,814,188	44,002,750	916,481	(7,519)	3,120,604	10,839,328	115,764,025
NT Emerging Markets Fund Institutional Class(2)	2,026,730	4,822,516	600,477	33,131	–	2,431,109	28,200,863
NT International Growth Fund Institutional Class	4,945,455	11,411,546	442,407	(19,938)	509,962	6,105,729	65,636,588
Premium Money Market Fund Investor Class	10,847,681	9,402,773	–	–	1,127	20,250,454	20,250,454
		$147,976,048	$13,889,369	$(1,068,324)	$9,100,997		$661,031,983

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio

April 30, 2011

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —63.2%
NT Equity Growth Fund Institutional Class	2,745,671	$ 28,774,634
NT Growth Fund Institutional Class	2,232,992	28,738,608
NT Large Company Value Fund Institutional Class	3,218,016	29,251,764
NT Mid Cap Value Fund Institutional Class	1,294,915	14,192,269
NT Small Company Fund Institutional Class	854,972	8,113,687
NT Vista Fund Institutional Class(2)	1,250,280	14,203,176
Real Estate Fund Institutional Class	242,510	5,029,660
		128,303,798
DOMESTIC FIXED INCOME FUNDS —21.1%
High-Yield Fund Institutional Class	662,421	4,153,377
Inflation-Adjusted Bond Fund Institutional Class	685,996	8,451,467
NT Diversified Bond Fund Institutional Class	2,843,303	30,366,475
		42,971,319
INTERNATIONAL EQUITY FUNDS —15.1%
NT Emerging Markets Fund Institutional Class(2)	861,261	9,990,630
NT International Growth Fund Institutional Class	1,917,967	20,618,144
		30,608,774
MONEY MARKET FUNDS —0.6%
Premium Money Market Fund Investor Class	1,227,748	1,227,748
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $165,262,784)		203,111,639
OTHER ASSETS AND LIABILITIES(3)		27,155
TOTAL NET ASSETS — 100.0%		$203,138,794

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$166,139,398
Gross tax appreciation of investments	$ 36,972,241
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 36,972,241

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	1,964,688	$8,051,215	$645,566	$(781)	$230,519	2,745,671	$28,774,634
NT Growth Fund Institutional Class	1,635,666	7,927,577	882,502	39,311	133,819	2,232,992	28,738,608
NT Large Company Value Fund Institutional Class	2,218,801	8,743,559	386,975	(9,715)	255,035	3,218,016	29,251,764
NT Mid Cap Value Fund Institutional Class	872,897	4,923,186	605,686	7,800	651,419	1,294,915	14,192,269
NT Small Company Fund Institutional Class	633,818	2,041,702	196,818	3,683	27,026	854,972	8,113,687
NT Vista Fund Institutional Class(2)	993,260	3,813,038	1,035,215	145,209	–	1,250,280	14,203,176
Real Estate Fund Institutional Class	175,161	1,381,338	149,250	(1,092)	31,139	242,510	5,029,660
High-Yield Fund Institutional Class	384,438	1,765,449	58,905	(664)	174,355	662,421	4,153,377
Inflation-Adjusted Bond Fund Institutional Class	389,283	3,776,887	240,652	(8,685)	94,171	685,996	8,451,467
NT Diversified Bond Fund Institutional Class	1,489,500	15,956,608	1,512,331	(25,959)	739,516	2,843,303	30,366,475
NT Emerging Markets Fund Institutional Class(2)	665,679	2,575,137	515,398	13,314	–	861,261	9,990,630
NT International Growth Fund Institutional Class	1,374,322	6,069,188	843,695	(1,453)	141,824	1,917,967	20,618,144
Premium Money Market Fund Investor Class	–	1,227,748	–	–	39	1,227,748	1,227,748
		$68,252,632	$7,072,993	$160,968	$2,478,862		$203,111,639

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-Income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

April 30, 2011

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —65.8%
NT Equity Growth Fund Institutional Class	5,663,217	$ 59,350,513
NT Growth Fund Institutional Class	4,601,457	59,220,758
NT Large Company Value Fund Institutional Class	6,634,264	60,305,458
NT Mid Cap Value Fund Institutional Class	2,658,680	29,139,128
NT Small Company Fund Institutional Class	1,799,748	17,079,607
NT Vista Fund Institutional Class(2)	2,563,831	29,125,120
Real Estate Fund Institutional Class	527,577	10,941,958
		265,162,542
DOMESTIC FIXED INCOME FUNDS —18.2%
High-Yield Fund Institutional Class	1,135,549	7,119,890
Inflation-Adjusted Bond Fund Institutional Class	1,175,175	14,478,162
NT Diversified Bond Fund Institutional Class	4,863,369	51,940,781
		73,538,833
INTERNATIONAL EQUITY FUNDS —16.0%
NT Emerging Markets Fund Institutional Class(2)	2,026,202	23,503,938
NT International Growth Fund Institutional Class	3,809,215	40,949,061
		64,452,999
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $333,475,828)		403,154,374
OTHER ASSETS AND LIABILITIES(3)		12,222
TOTAL NET ASSETS — 100.0%		$403,166,596

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-Income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$344,835,098
Gross tax appreciation of investments	$ 58,319,276
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 58,319,276

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

4. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	4,296,331	$12,913,639	$54,841	$(9,435)	$497,612	5,663,217	$59,350,513
NT Growth Fund Institutional Class	3,585,241	12,039,568	183,925	(5,136)	295,734	4,601,457	59,220,758
NT Large Company Value Fund Institutional Class	4,898,582	14,437,876	28,272	(7,425)	553,392	6,634,264	60,305,458
NT Mid Cap Value Fund Institutional Class	1,885,622	8,004,331	147,805	(13,631)	1,430,754	2,658,680	29,139,128
NT Small Company Fund Institutional Class	1,530,719	3,002,934	1,001,171	(172,226)	62,496	1,799,748	17,079,607
NT Vista Fund Institutional Class(2)	2,129,705	5,397,050	1,089,235	(90,083)	–	2,563,831	29,125,120
Real Estate Fund Institutional Class	409,336	2,314,134	221,713	(37,847)	73,141	527,577	10,941,958
High-Yield Fund Institutional Class	720,139	2,554,486	5,400	(236)	316,544	1,135,549	7,119,890
Inflation-Adjusted Bond Fund Institutional Class	731,901	5,293,543	–	–	173,906	1,175,175	14,478,162
NT Diversified Bond Fund Institutional Class	2,833,642	22,396,203	677,451	(10,940)	1,352,596	4,863,369	51,940,781
NT Emerging Markets Fund Institutional Class(2)	1,608,076	4,904,232	581,076	13,447	–	2,026,202	23,503,938
NT International Growth Fund Institutional Class	2,851,206	9,668,216	583,032	(42,622)	302,988	3,809,215	40,949,061
		$102,926,212	$4,573,921	$(376,134)	$5,059,163		$403,154,374

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-Income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio

April 30, 2011

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —68.5%
NT Equity Growth Fund Institutional Class	1,199,552	$ 12,571,303
NT Growth Fund Institutional Class	975,682	12,557,027
NT Large Company Value Fund Institutional Class	1,404,622	12,768,018
NT Mid Cap Value Fund Institutional Class	565,756	6,200,682
NT Small Company Fund Institutional Class	415,929	3,947,169
NT Vista Fund Institutional Class(2)	547,246	6,216,711
Real Estate Fund Institutional Class	119,106	2,470,254
		56,731,164
INTERNATIONAL EQUITY FUNDS —16.1%
NT Emerging Markets Fund Institutional Class(2)	459,199	5,326,713
NT International Growth Fund Institutional Class	742,257	7,979,267
		13,305,980
DOMESTIC FIXED INCOME FUNDS —15.4%
High-Yield Fund Institutional Class	198,938	1,247,341
Inflation-Adjusted Bond Fund Institutional Class	204,419	2,518,439
NT Diversified Bond Fund Institutional Class	845,857	9,033,753
		12,799,533
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $70,043,925)		82,836,677
OTHER ASSETS AND LIABILITIES(3)		697
TOTAL NET ASSETS — 100.0%		$82,837,374

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$70,481,819
Gross tax appreciation of investments	$12,354,858
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$12,354,858

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	637,861	$5,571,110	$210,811	$(4,264)	$88,425	1,199,552	$12,571,303
NT Growth Fund Institutional Class	532,286	5,545,359	309,220	(1,236)	50,873	975,682	12,557,027
NT Large Company Value Fund Institutional Class	726,891	5,840,437	146,114	(4,494)	97,653	1,404,622	12,768,018
NT Mid Cap Value Fund Institutional Class	279,715	3,026,588	90,503	(1,828)	241,860	565,756	6,200,682
NT Small Company Fund Institutional Class	243,568	1,654,658	207,995	1,281	11,336	415,929	3,947,169
NT Vista Fund Institutional Class(2)	316,149	2,672,340	298,006	5,166	–	547,246	6,216,711
Real Estate Fund Institutional Class	64,211	1,092,325	84,955	(527)	12,769	119,106	2,470,254
NT Emerging Markets Fund Institutional Class(2)	251,337	2,428,847	239,611	314	–	459,199	5,326,713
NT International Growth Fund Institutional Class	390,856	3,753,947	354,390	3,253	48,267	742,257	7,979,267
High-Yield Fund Institutional Class	88,965	683,000	6,362	(6)	46,071	198,938	1,247,341
Inflation-Adjusted Bond Fund Institutional Class	90,154	1,440,678	75,747	(2,451)	24,700	204,419	2,518,439
NT Diversified Bond Fund Institutional Class	344,140	5,733,023	381,759	(8,998)	193,928	845,857	9,033,753
		$39,442,312	$2,405,473	$(13,790)	$815,882		$82,836,677

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2055 Portfolio

April 30, 2011

LIVESTRONG 2055 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —69.0%
NT Equity Growth Fund Institutional Class	6,082	$ 63,742
NT Growth Fund Institutional Class	4,947	63,673
NT Large Company Value Fund Institutional Class	7,122	64,737
NT Mid Cap Value Fund Institutional Class	2,860	31,346
NT Small Company Fund Institutional Class	2,203	20,903
NT Vista Fund Institutional Class(2)	2,766	31,424
Real Estate Fund Institutional Class	601	12,458
		288,283
INTERNATIONAL EQUITY FUNDS —16.0%
NT Emerging Markets Fund Institutional Class(2)	2,344	27,186
NT International Growth Fund Institutional Class	3,707	39,850
		67,036
DOMESTIC FIXED INCOME FUNDS —15.0%
High-Yield Fund Institutional Class	1,000	6,268
Inflation-Adjusted Bond Fund Institutional Class	1,019	12,555
NT Diversified Bond Fund Institutional Class	4,105	43,847
		62,670
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $408,682)		417,989
OTHER ASSETS AND LIABILITIES(3)		(4)
TOTAL NET ASSETS — 100.0%		$417,985

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-Income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2055 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•   Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•   Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•   Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$408,682
Gross tax appreciation of investments	$ 9,307
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 9,307

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

LIVESTRONG 2055 Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the one month ended April 30, 2011 follows:

	March 31, 2011					April 30, 2011
Underlying Fund	Share Balance(1)	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	–	$62,094	–	–	–	6,082	$63,742
NT Growth Fund Institutional Class	–	62,465	–	–	–	4,947	63,673
NT Large Company Value Fund Institutional Class	–	63,385	–	–	–	7,122	64,737
NT Mid Cap Value Fund Institutional Class	–	30,776	–	–	–	2,860	31,346
NT Small Company Fund Institutional Class	–	20,403	–	–	–	2,203	20,903
NT Vista Fund Institutional Class(3)	–	30,947	–	–	–	2,766	31,424
Real Estate Fund Institutional Class	–	11,890	–	–	–	601	12,458
NT Emerging Markets Fund Institutional Class(3)	–	26,568	–	–	–	2,344	27,186
NT International Growth Fund Institutional Class	–	38,065	–	–	–	3,707	39,850
High-Yield Fund Institutional Class	–	6,232	–	–	$22	1,000	6,268
Inflation-Adjusted Bond Fund Institutional Class	–	12,362	–	–	–	1,019	12,555
NT Diversified Bond Fund Institutional Class	–	43,495	–	–	72	4,105	43,847
		$408,682	–	–	$94		$417,989

(1) The fund commenced operations on March 31, 2011.
(2) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(3) Non-Income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

April 30, 2011

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —40.0%
NT Equity Growth Fund Institutional Class	3,734,794	$ 39,140,640
NT Growth Fund Institutional Class	1,510,198	19,436,249
NT Large Company Value Fund Institutional Class	3,633,642	33,029,802
NT Mid Cap Value Fund Institutional Class	1,088,652	11,931,625
NT Small Company Fund Institutional Class	629,606	5,974,962
NT Vista Fund Institutional Class(2)	658,531	7,480,912
Real Estate Fund Institutional Class	148,011	3,069,751
		120,063,941
DOMESTIC FIXED INCOME FUNDS —37.9%
High-Yield Fund Institutional Class	1,806,348	11,325,804
Inflation-Adjusted Bond Fund Institutional Class	1,847,410	22,760,086
NT Diversified Bond Fund Institutional Class	7,458,403	79,655,742
		113,741,632
MONEY MARKET FUNDS —10.0%
Premium Money Market Fund Investor Class	29,873,623	29,873,623
INTERNATIONAL FIXED INCOME FUNDS —7.0%
International Bond Fund Institutional Class	1,425,364	21,052,623
INTERNATIONAL EQUITY FUNDS —5.1%
NT International Growth Fund Institutional Class	1,413,874	15,199,149
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $249,646,621)		299,930,968
OTHER ASSETS AND LIABILITIES(3)		(5,722)
TOTAL NET ASSETS — 100.0%		$299,925,246

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$260,320,848
Gross tax appreciation of investments	$39,610,120
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$39,610,120

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	3,439,712	$5,909,361	$3,149,217	$134,356	$363,834	3,734,794	$39,140,640
NT Growth Fund Institutional Class	1,439,628	2,300,022	1,389,871	148,611	109,933	1,510,198	19,436,249
NT Large Company Value Fund Institutional Class	3,265,018	4,625,279	1,627,468	34,133	339,489	3,633,642	33,029,802
NT Mid Cap Value Fund Institutional Class	951,588	1,606,643	227,877	4,378	670,689	1,088,652	11,931,625
NT Small Company Fund Institutional Class	628,454	432,644	391,019	61,384	24,752	629,606	5,974,962
NT Vista Fund Institutional Class(2)	675,757	668,548	703,301	133,389	–	658,531	7,480,912
Real Estate Fund Institutional Class	140,184	153,733	10,305	(33)	23,073	148,011	3,069,751
High-Yield Fund Institutional Class	1,431,037	2,324,193	25,147	(190)	560,667	1,806,348	11,325,804
Inflation-Adjusted Bond Fund Institutional Class	1,402,114	5,949,847	681,082	(8,969)	290,466	1,847,410	22,760,086
NT Diversified Bond Fund Institutional Class	5,456,060	25,445,224	4,120,490	(79,796)	2,303,060	7,458,403	79,655,742
Premium Money Market Fund Investor Class	21,795,946	8,298,283	220,606	–	1,936	29,873,623	29,873,623
International Bond Fund Institutional Class	1,097,284	5,490,155	959,644	(41,370)	823,120	1,425,364	21,052,623
NT International Growth Fund Institutional Class	1,301,380	2,216,070	1,146,420	69,300	127,408	1,413,874	15,199,149
		$65,420,002	$14,652,447	$455,193	$5,638,427		$299,930,968

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive Fund

April 30, 2011

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —60.1%
Equity Growth Fund Investor Class	3,414,424	$ 78,019,598
Growth Fund Investor Class	2,862,385	80,146,769
Large Company Value Fund Investor Class	7,169,973	42,661,341
Mid Cap Value Fund Investor Class	1,660,931	22,339,526
Real Estate Fund Investor Class	533,360	11,040,557
Small Company Fund Investor Class	1,432,310	12,418,130
Vista Fund Investor Class(2)	4,118,808	75,374,187
		322,000,108
DOMESTIC FIXED INCOME FUNDS —19.6%
Diversified Bond Fund Investor Class	5,368,061	58,082,417
High-Yield Fund Investor Class	4,161,638	26,093,468
Inflation-Adjusted Bond Fund Investor Class	1,698,433	20,924,697
		105,100,582
INTERNATIONAL EQUITY FUNDS —19.4%
Emerging Markets Fund Investor Class(2)	3,694,571	35,430,938
International Growth Fund Investor Class	5,639,526	68,633,031
		104,063,969
MONEY MARKET FUNDS —0.9%
Prime Money Market Fund Investor Class	4,913,133	4,913,133
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $449,273,666)		536,077,792
OTHER ASSETS AND LIABILITIES(3)		(7,424)
TOTAL NET ASSETS — 100.0%		$536,070,369

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$480,458,393
Gross tax appreciation of investments	$ 55,652,976
Gross tax depreciation of investments	(33,577)
Net tax appreciation (depreciation) of investments	$ 55,619,399

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	3,228,542	$4,093,508	$495,861	$(97,759)	$661,851	3,414,424	$78,019,598
Growth Fund Investor Class	2,880,752	1,936,680	2,232,862	192,777	244,481	2,862,385	80,146,769
Large Company Value Fund Investor Class	6,914,154	1,956,550	849,930	(225,774)	440,158	7,169,973	42,661,341
Mid Cap Value Fund Investor Class	–	19,846,405	–	–	108,401	1,660,931	22,339,526
Real Estate Fund Investor Class	523,311	211,755	40,845	(12,155)	75,415	533,360	11,040,557
Small Company Fund Investor Class	1,454,226	80,961	363,802	(104,963)	9,527	1,432,310	12,418,130
Value Fund Investor Class	3,505,285	226,656	21,663,732	(2,396,393)	147,572	–	–
Vista Fund Investor Class(2)	4,264,812	1,734,029	4,463,949	(738,148)	–	4,118,808	75,374,187
Diversified Bond Fund Investor Class	4,844,778	18,730,527	13,136,388	(87,923)	1,780,547	5,368,061	58,082,417
High-Yield Fund Investor Class	2,763,803	8,498,707	–	–	1,179,050	4,161,638	26,093,468
Inflation-Adjusted Bond Fund Investor Class	1,346,656	4,290,775	69,865	(2,304)	258,210	1,698,433	20,924,697
Emerging Markets Fund Investor Class(2)	3,724,268	2,846,844	3,151,439	(78,569)	–	3,694,571	35,430,938
International Growth Fund Investor Class	5,517,161	3,802,259	2,821,774	(373,395)	846,747	5,639,526	68,633,031
Prime Money Market Fund Investor Class	3,975,011	938,122	–	–	332	4,913,133	4,913,133
		$69,193,778	$49,290,447	$(3,924,606)	$5,752,291		$536,077,792

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

April 30, 2011

One Choice Portfolio: Very Aggressive – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —72.9%
Equity Growth Fund Investor Class	1,594,980	$ 36,445,298
Growth Fund Investor Class	1,328,964	37,210,989
Large Company Value Fund Investor Class	3,446,680	20,507,743
Mid Cap Value Fund Investor Class	830,392	11,168,767
Real Estate Fund Investor Class	204,055	4,223,929
Small Company Fund Investor Class	606,778	5,260,769
Vista Fund Investor Class(2)	1,903,825	34,840,006
		149,657,501
INTERNATIONAL EQUITY FUNDS —23.3%
Emerging Markets Fund Investor Class(2)	1,607,155	15,412,613
International Growth Fund Investor Class	2,658,571	32,354,811
		47,767,424
DOMESTIC FIXED INCOME FUNDS —2.9%
Diversified Bond Fund Investor Class	557,652	6,033,798
MONEY MARKET FUNDS —0.9%
Prime Money Market Fund Investor Class	1,951,160	1,951,160
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $167,167,658)		205,409,883
OTHER ASSETS AND LIABILITIES(3)		(555)
TOTAL NET ASSETS — 100.0%		$205,409,328

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of the total net assets.

One Choice Portfolio: Very Aggressive – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities,  evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$183,502,903
Gross tax appreciation of investments	$ 22,000,756
Gross tax depreciation of investments	(93,776)
Net tax appreciation (depreciation) of investments	$ 21,906,980

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,539,503	$2,785,246	$2,167,342	$(448,950)	$312,503	1,594,980	$36,445,298
Growth Fund Investor Class	1,359,294	1,666,136	2,266,628	170,763	115,803	1,328,964	37,210,989
Large Company Value Fund Investor Class	3,337,311	1,637,011	1,490,813	(415,436)	211,040	3,446,680	20,507,743
Mid Cap Value Fund Investor Class	–	10,229,289	302,706	14,644	54,579	830,392	11,168,767
Real Estate Fund Investor Class	202,106	264,718	271,025	(40,236)	28,921	204,055	4,223,929
Small Company Fund Investor Class	624,321	100,542	329,902	(85,991)	4,067	606,778	5,260,769
Value Fund Investor Class	1,751,620	509,158	11,292,115	(1,264,300)	73,678	–	–
Vista Fund Investor Class(2)	2,003,218	2,482,069	4,433,212	(490,818)	–	1,903,825	34,840,006
Emerging Markets Fund Investor Class(2)	1,653,803	2,166,355	2,565,564	(54,633)	–	1,607,155	15,412,613
International Growth Fund Investor Class	2,643,319	3,269,241	3,481,945	(399,265)	408,274	2,658,571	32,354,811
Diversified Bond Fund Investor Class	577,457	2,214,358	2,399,814	29,275	196,596	557,652	6,033,798
Prime Money Market Fund Investor Class	1,535,120	416,040	–	–	133	1,951,160	1,951,160
		$27,740,163	$31,001,066	$(2,984,947)	$1,405,594		$205,409,883

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

April 30, 2011

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —39.2%
Equity Growth Fund Investor Class	1,722,898	$ 39,368,210
Growth Fund Investor Class	812,429	22,748,003
Large Company Value Fund Investor Class	7,662,957	45,594,592
Mid Cap Value Fund Investor Class	2,007,176	26,996,524
Real Estate Fund Investor Class	431,884	8,940,009
Small Company Fund Investor Class	752,256	6,522,063
Vista Fund Investor Class(2)	1,070,818	19,595,978
		169,765,379
DOMESTIC FIXED INCOME FUNDS —38.7%
Diversified Bond Fund Investor Class	11,937,900	129,168,075
Inflation-Adjusted Bond Fund Investor Class	3,119,393	38,430,924
		167,598,999
INTERNATIONAL FIXED INCOME FUNDS —8.0%
International Bond Fund Investor Class	2,352,997	34,753,762
MONEY MARKET FUNDS —7.9%
Prime Money Market Fund Investor Class	33,985,314	33,985,314
INTERNATIONAL EQUITY FUNDS —6.2%
International Growth Fund Investor Class	2,198,853	26,760,043
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $380,437,969)		432,863,497
OTHER ASSETS AND LIABILITIES(3)		(36,474)
TOTAL NET ASSETS — 100.0%		$432,827,023

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,060,529
Gross tax appreciation of investments	$ 32,802,968
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 32,802,968

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,538,577	$4,650,361	$932,729	$(180,067)	$318,424	1,722,898	$39,368,210
Growth Fund Investor Class	797,286	1,686,153	1,065,260	125,536	65,367	812,429	22,748,003
Large Company Value Fund Investor Class	7,107,213	4,535,503	1,850,159	(508,798)	448,497	7,662,957	45,594,592
Mid Cap Value Fund Investor Class	–	24,142,652	–	–	123,433	2,007,176	26,996,524
Real Estate Fund Investor Class	413,404	570,443	243,588	(46,427)	58,292	431,884	8,940,009
Small Company Fund Investor Class	760,916	190,872	321,133	(83,301)	4,946	752,256	6,522,063
Value Fund Investor Class	4,209,813	177,233	23,305,864	(262,923)	177,233	–	–
Vista Fund Investor Class(2)	993,547	2,107,171	842,076	(149,355)	–	1,070,818	19,595,978
Diversified Bond Fund Investor Class	9,115,626	35,976,970	5,563,489	(88,415)	3,619,390	11,937,900	129,168,075
Inflation-Adjusted Bond Fund Investor Class	2,393,982	8,736,185	144,012	(4,511)	441,679	3,119,393	38,430,924
International Bond Fund Investor Class	1,852,002	7,337,154	424,756	(18,827)	1,273,246	2,352,997	34,753,762
Prime Money Market Fund Investor Class	24,171,296	9,814,018	–	–	2,126	33,985,314	33,985,314
International Growth Fund Investor Class	2,098,871	2,811,279	1,684,647	(55,063)	314,139	2,198,853	26,760,043
		$102,735,994	$36,377,713	$(1,272,151)	$6,846,772		$432,863,497

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

April 30, 2011

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS —50.1%
Equity Growth Fund Investor Class	5,714,847	$130,584,245
Growth Fund Investor Class	2,454,980	68,739,449
Large Company Value Fund Investor Class	12,218,590	72,700,608
Mid Cap Value Fund Investor Class	2,980,537	40,088,225
Real Estate Fund Investor Class	808,986	16,746,014
Small Company Fund Investor Class	1,889,133	16,378,785
Vista Fund Investor Class(2)	3,324,017	60,829,520
		406,066,846
DOMESTIC FIXED INCOME FUNDS —27.7%
Diversified Bond Fund Investor Class	14,071,906	152,258,027
High-Yield Fund Investor Class	3,784,180	23,726,810
Inflation-Adjusted Bond Fund Investor Class	3,914,782	48,230,111
		224,214,948
INTERNATIONAL EQUITY FUNDS —14.3%
Emerging Markets Fund Investor Class(2)	3,443,965	33,027,620
International Growth Fund Investor Class	6,821,257	83,014,697
		116,042,317
MONEY MARKET FUNDS —4.8%
Prime Money Market Fund Investor Class	39,342,620	39,342,620
INTERNATIONAL FIXED INCOME FUNDS —3.1%
International Bond Fund Investor Class	1,676,993	24,769,179
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $694,816,136)		810,435,910
OTHER ASSETS AND LIABILITIES(3)		(20,160)
TOTAL NET ASSETS — 100.0%		$810,415,750

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$742,333,968
Gross tax appreciation of investments	$ 68,101,942
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 68,101,942

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	5,383,922	$7,864,828	$1,326,379	$(257,054)	$1,093,606	5,714,847	$130,584,245
Growth Fund Investor Class	2,484,326	1,985,668	2,325,417	268,322	205,698	2,454,980	68,739,449
Large Company Value Fund Investor Class	11,806,209	3,388,307	1,532,124	(449,054)	742,499	12,218,590	72,700,608
Mid Cap Value Fund Investor Class	–	35,699,347	–	–	190,418	2,980,537	40,088,225
Real Estate Fund Investor Class	801,373	525,229	428,294	(73,796)	113,473	808,986	16,746,014
Small Company Fund Investor Class	1,979,244	12,865	937,312	(252,895)	12,865	1,889,133	16,378,785
Value FundInvestor Class	6,314,585	265,735	38,148,207	(3,585,624)	265,735	–	–
Vista FundInvestor Class(2)	3,364,248	3,308,720	4,231,906	(642,761)	–	3,324,017	60,829,520
Diversified Bond Fund Investor Class	11,809,683	42,962,942	18,729,673	(294,309)	4,539,253	14,071,906	152,258,027
High-Yield Fund Investor Class	2,116,445	10,130,185	–	–	998,761	3,784,180	23,726,810
Inflation-Adjusted Bond Fund Investor Class	3,093,751	10,509,829	777,135	(24,463)	581,193	3,914,782	48,230,111
Emerging Markets Fund Investor Class(2)	3,514,509	2,728,842	3,395,326	(114,774)	–	3,443,965	33,027,620
International Growth Fund Investor Class	6,659,564	5,897,372	4,444,494	(410,261)	1,011,490	6,821,257	83,014,697
Prime Money Market Fund Investor Class	30,436,868	8,905,752	–	–	2,584	39,342,620	39,342,620
International Bond Fund Investor Class	1,345,295	4,593,503	25,225	(1,686)	930,258	1,676,993	24,769,179
		$138,779,124	$76,301,492	$(5,838,355)	$10,687,833		$810,435,910

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

April 30, 2011

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)
Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS —41.8%
Diversified Bond Fund Investor Class	5,556,340	$ 60,119,602
Inflation-Adjusted Bond Fund Investor Class	1,521,312	18,742,560
		78,862,162
DOMESTIC EQUITY FUNDS —25.3%
Equity Growth Fund Investor Class	418,504	9,562,805
Growth Fund Investor Class	203,964	5,710,981
Large Company Value Fund Investor Class	2,399,980	14,279,879
Mid Cap Value Fund Investor Class	635,966	8,553,746
Real Estate Fund Investor Class	189,264	3,917,771
Small Company Fund Investor Class	220,980	1,915,898
Vista Fund Investor Class(2)	209,769	3,838,777
		47,779,857
MONEY MARKET FUNDS —22.8%
Prime Money Market Fund Investor Class	43,095,016	43,095,016
INTERNATIONAL FIXED INCOME FUNDS —10.1%
International Bond Fund Investor Class	1,288,874	19,036,676
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $168,990,775)		188,773,711
OTHER ASSETS AND LIABILITIES(3)		(5,226)
TOTAL NET ASSETS — 100.0%		$188,768,485

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

4. Federal Tax Information

As of April 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$176,176,146
Gross tax appreciation of investments	$ 12,597,565
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 12,597,565

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2011 follows:

	July 31, 2010					April 30, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	4,746,113	$12,533,285	$3,802,737	$(60,042)	$1,815,408	5,556,340	$60,119,602
Inflation-Adjusted Bond Fund Investor Class	1,313,381	2,656,947	186,144	(1,417)	236,361	1,521,312	18,742,560
Equity Growth Fund Investor Class	397,465	2,193,393	1,788,702	20,463	83,517	418,504	9,562,805
Growth Fund Investor Class	221,318	719,827	1,034,259	139,575	17,708	203,964	5,710,981
Large Company Value Fund Investor Class	2,461,080	2,486,919	2,759,352	102,645	153,768	2,399,980	14,279,879
Mid Cap Value Fund Investor Class	–	8,147,201	529,107	22,407	41,519	635,966	8,553,746
Real Estate Fund Investor Class	205,468	258,391	477,026	67,357	28,406	189,264	3,917,771
Small Company Fund Investor Class	247,235	164,549	320,546	58,750	1,734	220,980	1,915,898
Value FundInvestor Class	1,499,276	592,201	7,297,264	1,457,678	65,819	–	–
Vista FundInvestor Class(2)	180,992	1,135,055	609,713	52,107	–	209,769	3,838,777
Prime Money Market Fund Investor Class	35,502,884	8,637,658	1,045,526	–	2,928	43,095,016	43,095,016
International Bond Fund Investor Class	1,126,343	3,745,010	1,544,159	(45,520)	766,345	1,288,874	19,036,676
		$43,270,436	$21,394,535	$1,814,003	$3,213,513		$188,773,711

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2011